Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2022
Cost Of Sales [Abstract]
Summary of cost of sales

Cost of sales are detailed as follows:

	For the year ended December 31,
	2022	2021	2020
	(EUR thousand)
Purchases	358,892	296,105	226,997
Change in inventories	(32,897)	9,193	(1,739)
Direct industrial labor	130,637	114,807	107,959
Indirect industrial labor	61,194	50,339	42,794
Industrial depreciation and amortization	53,550	46,258	45,296
Other costs of sales	92,503	61,813	46,554
Total Cost of sales	663,879	578,515	467,861